Condensed Consolidated Statements of Cash Flows Unaudited - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Flows from operating activities:
Net income / (loss)	$ (27,789)	$ (20,030)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation of property, plant & equipment	436	315	$ 315
Amortization of finance lease right-of-use assets	37
Non-cash operating lease expense		21
Amortization of intangible assets	2,296
Impairment loss on crypto assets	323
Interest and amortization of debt discount	1	88
Loss on remeasurement of equity interest	320
Derecognition of WECAN tokens upon consolidation of Wecan	239
Stock-based compensation	3,970	9,935
Inventory valuation allowance	369	(14)
Loss from equity-method investments	397
Change in income tax receivable – withholding tax	(2,184)	(562)
Income tax recovery	(302)
Other non-cash expenses / (income)
Unrealized and non-cash foreign currency transactions	1,395	(335)
Changes in operating assets and liabilities, net of effects of businesses acquired / divested
Decrease (increase) in accounts receivables, net of balance owed to related parties and shareholders and their affiliates	(671)	1,068
Decrease (increase) in accounts receivable from shareholders and affiliates, excluding debt and interest on debt	(5,956)	(3,218)
Decrease (increase) in accounts receivable from to related parties, excluding debt and interest on debt	(2,053)	(688)
Decrease (increase) in inventories	(339)	(772)
Decrease (increase) in government assistance	(2,034)	98
Decrease (increase) in other current assets and prepaids, net	(32)	44
Decrease (increase) in other noncurrent assets	8	(8)
Increase (decrease) in accounts payable	7,068	1,950
Increase (decrease) in accounts payable owed to shareholders and affiliates, excluding debt and interest on debt	(331)	(750)
Increase (decrease) in accounts payable owed to related parties, excluding debt and interest on debt	124	150
Increase (decrease) in deferred revenue, current	679	10
Increase (decrease) in income tax payable	(3)	(1)
Increase (decrease) in other current liabilities, excluding stock-based compensation liability	(376)	(144)
Increase (decrease) in deferred revenue, noncurrent	1,064
Increase (decrease) in defined benefit pension liability	41	1,343
Increase (decrease) in interest on debt owed to related parties	5	(379)
Increase (decrease) in other noncurrent liabilities	(433)
Net cash used in operating activities	(23,731)	(11,879)
Cash Flows from investing activities:
Acquisition of property, plant and equipment	(1,518)
Acquisition of cryptocurrencies		(161)
Acquisition of investment in SAFE	(6,000)	(300)
Acquisition of investment in Quobly SAS	(17,454)
Acquisition of investment in Miraex	(640)
Acquisition of available-for-sale debt securities		(104)
Sale / (acquisition) of investment, current	7,583
Acquisition of a business, net of cash and cash equivalents acquired	(4,314)
Acquisition of unconsolidated affiliates and unconsolidated related party affiliates		(1,538)
Net cash used in investing activities	(22,343)	(2,103)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	16	7,398
Proceeds from issuance of Common Stock	124,999	48,263
Common Stock issuance costs	(8,950)	(2,715)
Issuance of convertible loan	(650)
Repayment of indebtedness to related parties		(2,750)
Repayment of debt	(532)
Payments of debt issue costs
Acquisition of common stock for tax withholding obligations	(242)
Net cash provided by financing activities	114,641	50,196
Effect of exchange rate changes on cash and cash equivalents	(116)	101
Net increase (decrease) during the period	68,451	36,315
Balance, beginning of period	417,657	84,624	84,624
Cash and cash equivalents balance, end of period	486,108	120,939	417,657
Reconciliation to balance sheet
Cash and cash equivalents	479,797	120,939	417,657
Restricted cash, current	6,311
Balance, end of period	486,108	120,939	$ 417,657
Supplemental cash flow information for financing and investing activities
Cash paid for income taxes
Cash paid for interest, net of amounts capitalized	4
ROU assets obtained from operating lease		70
ROU assets obtained from finance lease	34
Shares withheld to satisfy tax obligations	242	3,035
Issuance of shares in relation to investments in unconsolidated affiliates		$ 1,948